RELATED PARTY TRANSACTIONS (Details) (Frontline, USD $)	36 Months Ended	57 Months Ended	60 Months Ended	72 Months Ended	189 Months Ended
	Mar. 31, 1998 vessel	Dec. 31, 2013	Mar. 31, 2009	Mar. 31, 2004	Dec. 31, 2013 Rate	Dec. 31, 2011
Frontline
Related Party Transaction [Line Items]
Vessel Management Initial Annual Fee	$ 13,625
Vessel Management Shared Annual Fee	3,000
Number of vessels owned by group	4
Management Fee Contractual Annual Increase					4.00%
Technical Advisors Initial Annual Fee	10,000
Designated Representative Initial Annual Fee	15,000
Designated Representative Amended Annual Fee		30,000	25,000	20,000
Designated Representative Fee Under Accrual						$ 13,500